Leases - Schedule of Information Pertaining to Right of Use Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information Pertaining to Right of Use Assets [Abstract]
Hostel and office equipment	$ 82,870	$ 112,573
Less: Accumulated amortization	(41,628)	(44,906)
Right of use assets, net	$ 41,242	$ 67,667